Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Tabular Form of Financial Assets and Financial Liabilities at Carrying Value and Fair Value
The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

24	Financial instruments - fair values and risk management (continued)

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2025 $ 'millions	2025 $ 'millions	2024 $ 'millions	2024 $ 'millions
Financial Assets
Financial assets carried at amortized cost
Regulatory deposits	17	17	14	14
Loans receivable	15	15	1	1
Advance for sportsbook software[1]	120	120	117	117
Trade and other receivables	85	85	63	63
Amounts segregated for users	6	6	9	9
Cash and cash equivalents	513	513	388	388
Fixed term deposits	16	16	14	14
Total financial assets at amortized cost	772	772	606	606

Financial assets at fair value through profit and loss
Derivative financial instruments	3	3	—	—
Investments in non-listed equity instruments	2	2	—	—
Total financial assets at fair value through profit and loss	5	5	—	—
Total financial assets	777	777	606	606

Liabilities
Liabilities carried at amortized cost
Lease liabilities	64	64	73	73
Derivative financial instruments.	—	—	2	2
Interest-bearing loans and borrowings	17	17	—	—
Trade and other payables	197	197	228	228
Dividends payable	—	—	75	75
Total liabilities carried at amortized cost	278	278	378	378

Customer liabilities (at fair value through profit/loss)	72	72	53	53

Total financial liabilities	350	350	431	431

Net	427	427	175	175
[1] Refer to note 14.

Summary of Key Value Assumptions
The key valuation assumptions as at January 31, 2024 were as follows:

January 31, 2024
Exercise price ($m)	12.9
Volatility	NA1
Time to expiration (years)	NA1
Risk-free rate	NA1
Probability of conditions being met	NA1
1 At the exercise date, on January 31, 2024, the fair value of the option was equal to the intrinsic value of the option and these assumptions were not applicable for the fair value measurement.

Summary of Tabular Form of Analysis of Loan and Borrowings
Analysis of loans and borrowings for the year ended December 31, 2025

Facility	Maturity	Interest rate	Currency	Facility amount
Waterview Properties loan Facility A	'March 7, 2030	3-month JIBAR + 1.55%	ZAR	250	million
Waterview Properties loan Facility B	'March 7, 2030	3-month JIBAR + 1.70%	ZAR	40	million
Other loans	On demand	0%	NGN	Unspecified
the net debt (i.e. total debt, less cash held): EBITDA ratio should not exceed the following thresholds in each specified reporting period:

24	Financial instruments - fair values and risk management (continued)
Financial instruments carried at amortized cost (continued)
Interest-bearing loans and borrowings (continued)

Period	Ratio
January 1, 2025 - December 31, 2025	<2 times
January 1, 2026 - December 31, 2026	<2 times
January 1, 2027 - December 31, 2027	<1.8 times
January 1, 2028 - December 31, 2028	<1.6 times
January 1, 2029 - December 31, 2029	<1.4 times
•The interest cover ratio (i.e. EBITDA: finance charges) must exceed 4 times in each year
•Free cash flow: Debt service must exceed 1.3 times in each year

Summary of Cash Flows for Financial Liabilities
The following table shows the undiscounted cash flows for financial liabilities.

	Carrying Amount $ 'millions	Contractual cash flows $ 'millions	Less than 1 year $ 'millions	1 - 2 years $ 'millions	3 - 5 years $ 'millions	Over 5 years $ 'millions
December 31, 2025
Liabilities
Lease liabilities	64	91	8	8	23	52
Interest-bearing loans and borrowings	17	23	2	2	19	—
Trade payables	103	103	103	—	—	—
Accruals[1]	85	85	85	—	—	—
Other payables	9	9	9	—	—	—
Customer liabilities (at fair value through profit/loss)	72	72	72	—	—	—
Total	350	383	279	10	42	52

December 31, 2024
Liabilities
Lease liabilities	73	110	9	10	27	64
Derivative financial instruments	2	2	2	—	—	—
Trade payables	92	92	92	—	—	—
Accruals[1]	128	128	128	—	—	—
Other payables	8	8	8	—	—	—
Customer liabilities (at fair value through profit/loss)	53	53	53	—	—	—
Dividends payable	75	75	75	—	—	—
Total	431	468	367	10	27	64
[1] Excludes gaming tax accruals.

Summary of Reconciliation of Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred and contingent consideration $ 'millions	Lease liabilities $ 'millions	Total $ 'millions
At December 31, 2023	3	32	35
Cash inflows	—	—	—
Arising from business combinations	—	—	—
Increase in deferred consideration	—	—	—
Cash outflows	(3)	(9)	(12)
Effects of movements in exchange rates	—	(2)	(2)
Disposals	—	—	—
New leases	—	49	49
Lease modification	—	—	—
Transfer to Liabilities associated with assets held for Sale	—	—	—
Other	—	—	—
Interest	—	3	3
At December 31, 2024	—	73	73
Cash inflows	16	—	16
Cash outflows	(1)	(8)	(9)
Effects of movements in exchange rates	1	6	7
Disposals	—	(22)	(22)
New leases	—	11	11
Other	—	—	—
Interest	1	4	5
At December 31, 2025	17	64	81